Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Accounts receivable - trade, allowance for doubtful accounts	$ (4,201)	$ (3,954)
PROPERTY, PLANT AND EQUIPMENT, accumulated depreciation	343,345	257,657
INTANGIBLE ASSETS, accumulated amortization	433,565	359,663
LONG-TERM DEBT, debt issuance costs	$ 20,645	$ 33,458
General partner interest	0.10%	0.10%
General partner, notional units outstanding (in units)	121,594	120,300
Limited partner interest	99.90%	99.90%
Limited partners, common units issued (in units)	121,472,725	120,179,407
Limited partners, common units outstanding (in units)	121,472,725	120,179,407
Class A Convertible Preferred Units
Preferred units dividend rate	10.75%	10.75%
Temporary equity, issued (in units)	19,942,169	19,942,169
Temporary equity, outstanding (in units)	19,942,169	19,942,169
Class B Perpetual Preferred Units
Preferred units dividend rate	9.00%
Preferred units, issued (in units)	8,400,000
Preferred units, outstanding (in units)	8,400,000